N-2 - $ / shares	Mar. 21, 2025	Mar. 14, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Cover [Abstract]
Entity Central Index Key	0001338561
Amendment Flag	true
Amendment Description	Amendment No. 10
Entity Inv Company Type	N-2
Securities Act File Number	333-281040
Investment Company Act File Number	811-21809
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	1
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	10
Entity Registrant Name	Nuveen S&P 500 Dynamic Overwrite Fund
Entity Address, Address Line One	333 West Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(800)
Local Phone Number	257-8787
Approximate Date of Commencement of Proposed Sale to Public	From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	true
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Policies

Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Shareholder Update—Current Investment Objectives, Investment Policies and Principal Risks of the Funds—Investment Objective” and “—Investment Policies,” as such investment objective and investment policies may be supplemented from time to time, which is incorporated by reference herein, for a discussion of the Fund’s investment objective and policies.

Risk Factors [Table Text Block]

RISK FACTORS

Risk is inherent in all investing. Investing in any investment company security involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Shareholder Update—Current Investment Objectives, Investment Policies and Principal Risks of the Funds— Principal Risks of the Funds,” as such principal risks may be supplemented from time to time, which is incorporated by reference herein, for a discussion of the principal risks you should consider before making an investment in the Fund. Any additional risks applicable to a particular offering of Securities will be set forth in the related prospectus supplement.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF SHARES

Common Shares

The Declaration of Trust authorizes the issuance of an unlimited number of Common Shares. The Common Shares have a par value of $0.01 per share and, subject to the rights of holders of any preferred shares, have equal rights to the payment of dividends and the distribution of assets upon liquidation. The Common Shares when issued, are fully paid and, subject to matters discussed in “Certain Provisions in the Declaration of Trust and By-Laws,” non- assessable, and have no preemptive or conversion rights or rights to cumulative voting. A copy of the Declaration of Trust is filed with the SEC as an exhibit to the Fund’s registration statement of which this Prospectus is a part.

Each whole Common Share has one vote with respect to matters submitted for a vote by the Fund’s Common Shareholders and on which the shareholder is entitled to vote, and each fractional share shall be entitled to a proportional fractional vote consistent with the requirements of the 1940 Act and the rules promulgated thereunder, and will vote together as a single class. Whenever the Fund incurs borrowings and/or preferred shares are outstanding, Common Shareholders will not be entitled to receive any cash distributions from the Fund unless all interest on such borrowings has been paid and all accumulated dividends on preferred shares have been paid, unless asset coverage (as defined in the 1940 Act) with respect to any borrowings would be at least 300% after giving effect to the distributions and asset coverage (as defined in the 1940 Act) with respect to preferred shares would be at least 200% after giving effect to the distributions. See “—Preferred Shares” below.

The Common Shares are listed on the NYSE and trade under the ticker symbol “SPXX.” The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing. The Fund does not issue share certificates.

Unlike open-end funds, closed-end funds like the Fund do not provide daily redemptions. Rather, if a shareholder determines to buy additional Common Shares or sell shares already held, the shareholder may conveniently do so by trading on the exchange through a broker or otherwise. Common shares of closed-end investment companies may frequently trade on an exchange at prices lower than NAV. Common shares of closed-end investment companies like the Fund have during some periods traded at prices higher than NAV and have during other periods traded at prices lower than NAV.

Because the market value of the Common Shares may be influenced by such factors as distribution levels (which are in turn affected by expenses), call protection, dividend stability, portfolio credit quality, NAV, relative demand for and supply of such shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot assure you that Common Shares will trade at a price equal to or higher than NAV in the future. The Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes. See “Repurchase of Fund Shares; Conversion to Open-End Fund.”

Preferred Shares

As a non-fundamental policy, the Fund will not leverage its capital structure by issuing senior securities such as preferred shares or debt instruments. This non-fundamental policy may be changed at the discretion of the Board of Trustees of the Fund without prior notification to the Common Shareholders. However, the Declaration of Trust authorizes the issuance of an unlimited number of preferred shares in one or more classes or series, with rights as determined by the Board, by action of the Board without approval of the Common Shareholders. The terms of any preferred shares that may be issued by the Fund may be the same as, or different from, the terms described below, subject to applicable law and the Declaration of Trust.

Under the 1940 Act, the Fund is not permitted to issue “senior securities” that are preferred shares if, immediately after the issuance of preferred shares, the asset coverage ratio would be less than 200%. Additionally, the Fund will generally not be permitted to purchase any of its Common Shares or declare dividends (except a dividend payable in Common Shares) or other distributions on its Common Shares unless, at the time of such purchase or declaration, the asset coverage ratio with respect to such preferred shares, after taking into account such purchase or distribution, is at least 200%.

Preferred shares issued by the Fund would have priority over the Common Shares. For so long as any preferred shares are outstanding, the Fund will not: (1) declare or pay any dividend or other distribution (other than a dividend or distribution paid in Common Shares) in respect of the Common Shares, (2) call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares, or (3) pay any proceeds of the liquidation of the Fund in respect of the Common Shares, unless, in each case, (A) immediately thereafter, the Fund shall be in compliance with the 200% asset coverage limitations set forth under the 1940 Act after deducting the amount of such dividend or other distribution or redemption or purchase price or liquidation proceeds and (B) all cumulative dividends and other distributions of shares of all series of preferred shares of the Fund due on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition shall have been declared and paid.

Distribution Preference

The Fund’s preferred shares would have complete priority over the Common Shares as to distribution of assets.

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, holders of preferred shares would be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to Common Shareholders. After payment of the full amount of the liquidating distribution to which they are entitled, holders of preferred shares will not be entitled to any further participation in any distribution of assets by the Fund. A consolidation or merger of the Fund with or into another entity or a sale of all or substantially all of the assets of the Fund shall not be deemed to be a liquidation, dissolution or winding up of the Fund.

Voting Rights

In connection with any issuance of preferred shares, the Fund must comply with Section 18(i) of the 1940 Act, which requires, among other things, that preferred shares be voting shares and have equal voting rights with Common Shares. Except with respect to certain matters affecting only the holders of the preferred shares and except as discussed further below holders of preferred shares would vote together with Common Shareholders as a single class on matters submitted to Fund shareholders.

In connection with the election of the Fund’s trustees, holders of preferred shares, voting as a separate class, would be entitled to elect two of the Fund’s trustees, and the remaining trustees would be elected by Common Shareholders and holders of preferred shares, voting together as a single class. In addition, if at any time dividends on the Fund’s outstanding preferred shares are unpaid in an amount equal to two full years’ dividends thereon, the holders of all outstanding preferred shares, voting as a separate class, would be entitled to elect a majority of the Fund’s trustees until all dividends in arrears have been paid or declared and set apart for payment.

Any statement fixing the rights and preferences of the Fund’s preferred shares would set forth certain voting and consent rights of the holders of such preferred shares, including with respect to certain actions that would affect the preferences, rights, or powers of such class or series or the authorization or issuance of any class or series ranking prior to the preferred shares. Except as may otherwise be required by law, the Fund’s Declaration of Trust requires that (1) the affirmative vote of the holders of at least two-thirds of the Fund’s preferred shares outstanding at the time, voting as a separate class, would be required to approve any conversion of the Fund from a closed-end to an open-end investment company and (2) the affirmative vote of the holders of at least two-thirds of the outstanding preferred shares, voting as a separate class, would be required to approve any plan of reorganization (as such term is used in the 1940 Act) adversely affecting such shares; provided however, that such separate class vote would be a majority vote if the action in question has previously been approved, adopted or authorized by the affirmative vote of two-thirds of the total number of trustees fixed in accordance with the Declaration of Trust or the By-laws. The affirmative vote of the holders of a majority of the outstanding preferred shares, voting as a separate class, would be required to approve any action not described in the preceding sentence requiring a vote of security holders under Section 13(a) of the 1940 Act including, among other things, changes in the Fund’s investment objective or changes in the investment restrictions described as fundamental policies under “Investment Restrictions” in the SAI. The class or series vote of holders of preferred shares described above would in each case be in addition to any separate vote of the requisite percentage of Common Shares and preferred shares necessary to authorize the action in question.

The foregoing voting provisions would not apply with respect to any Fund preferred shares if, at or prior to the time when a vote was required, such shares have been (1) redeemed or (2) called for redemption and sufficient funds would have been deposited in trust to effect such redemption.

Redemption, Purchase and Sale of Preferred Shares

The terms of the preferred shares may provide that they are redeemable by the Fund at certain times, in whole or in part, at the liquidation preference of such share plus accumulated dividends, that the Fund may tender for or purchase preferred shares and that the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of preferred shares by the Fund would reduce the leverage applicable to Common Shares, while any resale of such shares by the Fund would increase such leverage.

Outstanding Securities [Table Text Block]

The following provides information about the Fund’s outstanding Common Shares as of March 14, 2025:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding
Common Shares	Unlimited	0	17,960,021

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	333 West Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
Contact Personnel Name	Mark L. Winget
Common Stock [Member]
General Description of Registrant [Abstract]
Share Price		$ 16.87	$ 17.75	$ 15.04	$ 16.12	$ 18.60	$ 15.24	$ 16.47	$ 14.04	$ 17.31	$ 14.40	$ 13.47
NAV Per Share		$ 17.38	$ 18.44	$ 16.29	$ 14.80	$ 18.70	$ 16.17	$ 16.27	$ 14.42	$ 16.47	$ 14.98	$ 14.72	$ 15.61
Latest Premium (Discount) to NAV [Percent]		(2.93%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Dividends [Text Block]	Whenever the Fund incurs borrowings and/or preferred shares are outstanding, Common Shareholders will not be entitled to receive any cash distributions from the Fund unless all interest on such borrowings has been paid and all accumulated dividends on preferred shares have been paid, unless asset coverage (as defined in the 1940 Act) with respect to any borrowings would be at least 300% after giving effect to the distributions and asset coverage (as defined in the 1940 Act) with respect to preferred shares would be at least 200% after giving effect to the distributions. See “—Preferred Shares” below.
Security Voting Rights [Text Block]	Each whole Common Share has one vote with respect to matters submitted for a vote by the Fund’s Common Shareholders and on which the shareholder is entitled to vote, and each fractional share shall be entitled to a proportional fractional vote consistent with the requirements of the 1940 Act and the rules promulgated thereunder, and will vote together as a single class.
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		17,960,021
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Dividends [Text Block]	Distribution Preference The Fund’s preferred shares would have complete priority over the Common Shares as to distribution of assets.
Security Voting Rights [Text Block]

Voting Rights

In connection with any issuance of preferred shares, the Fund must comply with Section 18(i) of the 1940 Act, which requires, among other things, that preferred shares be voting shares and have equal voting rights with Common Shares. Except with respect to certain matters affecting only the holders of the preferred shares and except as discussed further below holders of preferred shares would vote together with Common Shareholders as a single class on matters submitted to Fund shareholders.

In connection with the election of the Fund’s trustees, holders of preferred shares, voting as a separate class, would be entitled to elect two of the Fund’s trustees, and the remaining trustees would be elected by Common Shareholders and holders of preferred shares, voting together as a single class. In addition, if at any time dividends on the Fund’s outstanding preferred shares are unpaid in an amount equal to two full years’ dividends thereon, the holders of all outstanding preferred shares, voting as a separate class, would be entitled to elect a majority of the Fund’s trustees until all dividends in arrears have been paid or declared and set apart for payment.

Any statement fixing the rights and preferences of the Fund’s preferred shares would set forth certain voting and consent rights of the holders of such preferred shares, including with respect to certain actions that would affect the preferences, rights, or powers of such class or series or the authorization or issuance of any class or series ranking prior to the preferred shares. Except as may otherwise be required by law, the Fund’s Declaration of Trust requires that (1) the affirmative vote of the holders of at least two-thirds of the Fund’s preferred shares outstanding at the time, voting as a separate class, would be required to approve any conversion of the Fund from a closed-end to an open-end investment company and (2) the affirmative vote of the holders of at least two-thirds of the outstanding preferred shares, voting as a separate class, would be required to approve any plan of reorganization (as such term is used in the 1940 Act) adversely affecting such shares; provided however, that such separate class vote would be a majority vote if the action in question has previously been approved, adopted or authorized by the affirmative vote of two-thirds of the total number of trustees fixed in accordance with the Declaration of Trust or the By-laws. The affirmative vote of the holders of a majority of the outstanding preferred shares, voting as a separate class, would be required to approve any action not described in the preceding sentence requiring a vote of security holders under Section 13(a) of the 1940 Act including, among other things, changes in the Fund’s investment objective or changes in the investment restrictions described as fundamental policies under “Investment Restrictions” in the SAI. The class or series vote of holders of preferred shares described above would in each case be in addition to any separate vote of the requisite percentage of Common Shares and preferred shares necessary to authorize the action in question.

The foregoing voting provisions would not apply with respect to any Fund preferred shares if, at or prior to the time when a vote was required, such shares have been (1) redeemed or (2) called for redemption and sufficient funds would have been deposited in trust to effect such redemption.

Security Liquidation Rights [Text Block]

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, holders of preferred shares would be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to Common Shareholders. After payment of the full amount of the liquidating distribution to which they are entitled, holders of preferred shares will not be entitled to any further participation in any distribution of assets by the Fund. A consolidation or merger of the Fund with or into another entity or a sale of all or substantially all of the assets of the Fund shall not be deemed to be a liquidation, dissolution or winding up of the Fund.

Preferred Stock Restrictions, Other [Text Block]

Redemption, Purchase and Sale of Preferred Shares

The terms of the preferred shares may provide that they are redeemable by the Fund at certain times, in whole or in part, at the liquidation preference of such share plus accumulated dividends, that the Fund may tender for or purchase preferred shares and that the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of preferred shares by the Fund would reduce the leverage applicable to Common Shares, while any resale of such shares by the Fund would increase such leverage.